Customer deposits - Schedule of Additional Information Regarding the Bank's Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deposits
Aggregate amount of $100,000 or more	$ 6,603,585	$ 5,411,881
Aggregate amount of deposits in the New York Agency	1,891,001	1,581,865
Interest expense on deposits made in the New York Agency	$ 75,285	$ 88,668	$ 53,885